Item 1. Schedule of Investments

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.6%

HARDWARE 10.3%
Enterprise Hardware 9.2%
3-D Systems *	32,000	711
Dell *	25,000	855
FEI *	30,000	578
Harman International	2,500	256
Moser-Baer (INR)	57,000	275
National Instruments	22,000	542
Orbotech *	22,000	550
		3,767
Supply Chain & Electronic Manufacturing 1.1%
Flextronics *	35,000	450
		450
Total Hardware		4,217

HEALTH CARE 2.2%
Medical Devices 2.2%
Immucor *	15,000	412
Respironics *	8,000	337
Senomyx *	8,000	136
Total Health Care		885

IT SERVICES 3.6%
IT Services 0.1%
Global Cash Access *	3,200	45
		45
Processors 3.5%
ChoicePoint *	11,000	475
Jack Henry & Associates	30,000	582
Open Solutions *	17,000	371
		1,428
Total IT Services		1,473

MEDIA 10.2%
Gaming 0.5%
WMS Industries *	7,000	197
		197
Internet 9.0%
CNET Networks *	30,000	407
Digitas *	27,000	307
eBay *	15,000	618
Google, Class A *	2,000	633
Marchex, Class B *	25,000	414
Refco *	900	25
Sina *	15,000	413
WebMD, Class A *	1,600	39
Yahoo! *	25,000	846
		3,702
Media & Entertainment 0.7%
Dreamworks Animation, Class A *	10,000	277
		277
Total Media		4,176

SEMICONDUCTORS 29.9%
Analog Semiconductors 11.0%
Advanced Power Technology *	80,000	692
AMIS Holdings *	50,000	593
Analog Devices	22,000	817
Intersil Holding, Class A	40,000	871
Maxim Integrated Products	20,000	853
Semtech *	40,000	659
		4,485
Digital Semiconductors 14.3%
Altera *	30,000	573
CEVA *	15,000	78
Ikanos Communications *	2,000	25
Integrated Device Technology *	88,400	949
Marvell Technology Group *	15,000	692
Microchip Technology	30,000	904
PMC-Sierra *	87,000	766
Silicon Laboratories *	25,000	760
Xilinx	40,000	1,114
		5,861
Semiconductor Capital Equipment 4.6%
ATMI *	10,500	325
Cymer *	25,000	783
MKS Instruments *	33,000	569
Ultra Clean *	35,000	209
		1,886
Total Semiconductors		12,232

SOFTWARE 32.1%
Applications Software 11.1%
Agile Software *	85,000	609
Cognos *	17,000	662
FileNet *	20,000	558
Macromedia *	13,000	529
MatrixOne *	110,000	579
NAVTEQ *	3,000	150
RightNow Technologies *	55,000	809
Salesforce.com *	2,000	46
Verity *	55,000	584
		4,526
Consumer Software 0.9%
Take-Two Interactive Software *	18,000	398
		398
Infrastructure Software 3.7%
Kenexa *	18,800	235
Red Hat *	60,000	1,272
		1,507
Systems Software 12.9%
Altiris *	30,000	459
Cogent *	28,000	665
McAfee *	22,000	691
Mercury Interactive *	36,000	1,426
Motive *	75,000	475
NetIQ *	40,000	490
Quest Software *	23,000	347
VeriSign *	34,000	726
		5,279
Technical Software 3.5%
Argon *	6,500	190
Cadence Design Systems *	50,000	808
PDF Solutions *	5,000	83
Virage Logic *	45,000	349
		1,430
Total Software		13,140

TELECOM EQUIPMENT 7.2%
Wireless Equipment 1.9%
QUALCOMM	17,000	761

		761
Wireline Equipment 5.3%
ADTRAN	8,000	252
Cisco Systems *	30,000	538
Foundry Networks *	34,000	432
Juniper Networks *	40,000	951
		2,173
Total Telecom Equipment		2,934

TELECOM SERVICES 4.1%
Wireless - Domestic 3.5%
Crown Castle International *	27,000	665
Nextel Partners, Class A *	30,000	753
		1,418
Wireless-International 0.6%
Research In Motion *	3,600	246
		246
Total Telecom Services		1,664
Total Common Stocks (Cost $40,796)		40,721

SHORT-TERM INVESTMENTS 0.0%
Money Market Fund 0.0%
T. Rowe Price Government Reserve Investment Fund
3.48% †#	1,000	1
Total Short-Term Investments (Cost $1)		1

Total Investments in Securities
99.6% of Net Assets (Cost $40,797)		$40,722

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3.
INR	Indian rupee

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Developing Technologies Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $40,797,000. Net unrealized loss aggregated $75,000 at period-end, of which $3,779,000 related to appreciated investments and $3,854,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $6,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $1,000 and $979,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005